Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest income:
Loans	$ 17,787	$ 17,897
Investment securities - taxable	893	1,150
Mortgage-backed securities	4,234	3,959
Investment securities - tax exempt	1,399	1,176
Interest bearing deposits and federal funds sold	28	42
Total interest income	24,341	24,224
Interest expense:
Interest on deposits	3,189	3,980
Interest on borrowings	394	531
Total interest expense	3,583	4,511
Net interest income	20,758	19,713
Provision for loan losses	1,784	1,628
Net interest income after provision for loan losses	18,974	18,085
Noninterest income:
Service charges on deposit accounts	2,513	2,330
Debit card fees	1,364	1,267
Investment services	315	304
E-commerce fees	108	109
Net gain on sale of available-for-sale securities	11	233
Other than temporary impairment of available-for-sale security	(25)	(2)
Other operating income	564	552
Total noninterest income	4,850	4,793
Noninterest expense:
Salaries and employee benefits	8,354	8,134
Occupancy expense	1,268	1,278
Equipment and furniture expense	675	549
Service and data processing fees	1,555	1,486
Computer supplies and support	357	278
Advertising and promotion	346	336
FDIC insurance premiums	311	558
Legal and professional fees	767	745
Other	1,681	1,491
Total noninterest expense	15,314	14,855
Income before provision for income taxes	8,510	8,023
Provision for income taxes	2,680	2,732
Net income	$ 5,830	$ 5,291
Basic EPS	$ 1.40	$ 1.28
Basic average shares outstanding	4,156,481	4,134,736
Diluted EPS	$ 1.39	$ 1.27
Diluted average shares outstanding	4,197,060	4,165,230
Dividends per share	$ 0.70	$ 0.9